Schedule of Investments(a)
May 31, 2025
(Unaudited)

Shares		Value
Common Stocks & Other Equity Interests–76.23%
Advertising–0.08%
Omnicom Group, Inc.	700	$51,408
Trade Desk, Inc. (The), Class A(b)	1,305	98,162
		149,570
Aerospace & Defense–1.63%
Boeing Co. (The)(b)	1,955	405,311
General Dynamics Corp.	850	236,717
General Electric Co.	3,241	796,994
L3Harris Technologies, Inc.	564	137,808
Lockheed Martin Corp.	814	392,657
Northrop Grumman Corp.	470	227,842
RTX Corp.	4,528	617,981
TransDigm Group, Inc.	159	233,480
		3,048,790
Agricultural & Farm Machinery–0.21%
Deere & Co.	780	394,883
Agricultural Products & Services–0.05%
Archer-Daniels-Midland Co.	1,789	86,355
Air Freight & Logistics–0.19%
FedEx Corp.	630	137,403
United Parcel Service, Inc., Class B	2,178	212,442
		349,845
Apparel Retail–0.30%
Ross Stores, Inc.	864	121,038
TJX Cos., Inc. (The)	3,504	444,657
		565,695
Apparel, Accessories & Luxury Goods–0.05%
lululemon athletica, inc.(b)	314	99,434
Application Software–2.13%
Adobe, Inc.(b)	1,212	503,089
ANSYS, Inc.(b)	238	78,735
Autodesk, Inc.(b)	560	165,827
Cadence Design Systems, Inc.(b)	742	213,006
Datadog, Inc., Class A(b)	861	101,495
Fair Isaac Corp.(b)	77	132,923
HubSpot, Inc.(b)	147	86,715
Intuit, Inc.	740	557,568
Palantir Technologies, Inc., Class A(b)	6,809	897,290
Roper Technologies, Inc.	363	207,008
Salesforce, Inc.	2,719	721,541
Synopsys, Inc.(b)	402	186,520
Workday, Inc., Class A(b)	584	144,663
		3,996,380
Asset Management & Custody Banks–0.78%
Ameriprise Financial, Inc.(c)	292	148,698
Bank of New York Mellon Corp. (The)(c)	2,086	184,841
BlackRock, Inc.	394	386,077
Blackstone, Inc., Class A	2,113	293,200
Shares		Value
Asset Management & Custody Banks–(continued)
KKR & Co., Inc., Class A	1,903	$231,138
Northern Trust Corp.	629	67,139
State Street Corp.	818	78,757
T. Rowe Price Group, Inc.	684	64,016
		1,453,866
Automobile Manufacturers–1.56%
Ford Motor Co.(c)	13,819	143,441
General Motors Co.	4,561	226,271
Tesla, Inc.(b)	7,347	2,545,442
		2,915,154
Automotive Parts & Equipment–0.03%
Aptiv PLC (Jersey)(b)	955	63,804
Automotive Retail–0.23%
AutoZone, Inc.(b)	50	186,652
O’Reilly Automotive, Inc.(b)	172	235,210
		421,862
Biotechnology–1.36%
AbbVie, Inc.	5,104	949,905
Amgen, Inc.	1,455	419,302
Biogen, Inc.(b)	475	61,650
BioNTech SE, ADR (Germany)(b)(c)	835	80,001
Gilead Sciences, Inc.	5,023	552,932
Moderna, Inc.(b)(c)	930	24,701
Regeneron Pharmaceuticals, Inc.	310	151,987
Vertex Pharmaceuticals, Inc.(b)	695	307,225
		2,547,703
Broadline Retail–3.15%
Amazon.com, Inc.(b)	25,791	5,287,413
Coupang, Inc. (South Korea)(b)	4,572	128,245
eBay, Inc.	1,652	120,877
MercadoLibre, Inc. (Brazil)(b)	140	358,860
		5,895,395
Building Products–0.34%
Carrier Global Corp.	2,314	164,757
Johnson Controls International PLC	1,842	186,723
Trane Technologies PLC	674	290,002
		641,482
Cable & Satellite–0.31%
Charter Communications, Inc., Class A(b)	315	124,825
Comcast Corp., Class A	13,181	455,667
		580,492
Cargo Ground Transportation–0.05%
Old Dominion Freight Line, Inc.	544	87,132
Casinos & Gaming–0.05%
Las Vegas Sands Corp.	2,044	84,131
Commodity Chemicals–0.06%
Dow, Inc.	2,119	58,781
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Commodity Chemicals–(continued)
LyondellBasell Industries N.V., Class A	985	$55,643
		114,424
Communications Equipment–0.75%
Arista Networks, Inc.(b)	3,347	289,984
Cisco Systems, Inc.	14,054	885,964
Motorola Solutions, Inc.	566	235,105
		1,411,053
Construction & Engineering–0.08%
Quanta Services, Inc.	432	147,986
Construction Machinery & Heavy Transportation Equipment– 0.43%
Caterpillar, Inc.	1,513	526,569
Cummins, Inc.	398	127,949
PACCAR, Inc.	1,533	143,872
		798,390
Construction Materials–0.10%
Martin Marietta Materials, Inc.	165	90,346
Vulcan Materials Co.	359	95,160
		185,506
Consumer Electronics–0.06%
Garmin Ltd.	539	109,401
Consumer Finance–0.50%
American Express Co.	2,103	618,387
Capital One Financial Corp.	1,729	327,041
		945,428
Consumer Staples Merchandise Retail–1.59%
Costco Wholesale Corp.	1,348	1,402,163
Dollar General Corp.(c)	732	71,187
Dollar Tree, Inc.(b)	631	56,954
Target Corp.	1,327	124,751
Walmart, Inc.	13,455	1,328,278
		2,983,333
Copper–0.10%
Freeport-McMoRan, Inc.	4,267	164,194
Southern Copper Corp. (Mexico)	241	21,909
		186,103
Data Center REITs–0.21%
Digital Realty Trust, Inc.(c)	901	154,540
Equinix, Inc.	276	245,314
		399,854
Distillers & Vintners–0.06%
Brown-Forman Corp., Class B(c)	920	30,673
Constellation Brands, Inc., Class A(c)	492	87,718
		118,391
Distributors–0.03%
Genuine Parts Co.	446	56,428
Diversified Banks–2.67%
Bank of America Corp.	22,386	987,894
Citigroup, Inc.	5,864	441,676
Fifth Third Bancorp	1,877	71,683
Shares		Value
Diversified Banks–(continued)
JPMorgan Chase & Co.	8,442	$2,228,688
NU Holdings Ltd., Class A (Brazil)(b)(c)	9,479	113,843
PNC Financial Services Group, Inc. (The)	1,138	197,796
U.S. Bancorp	4,543	198,029
Wells Fargo & Co.	10,179	761,186
		5,000,795
Diversified Financial Services–0.08%
Apollo Global Management, Inc.	1,169	152,777
Diversified Support Services–0.19%
Cintas Corp.	1,081	244,846
Copart, Inc.(b)(c)	2,237	115,161
		360,007
Electric Utilities–1.31%
American Electric Power Co., Inc.(c)	1,709	176,864
Constellation Energy Corp.	1,164	356,359
Duke Energy Corp.	2,821	332,088
Edison International	1,251	69,618
Entergy Corp.	1,417	118,008
Eversource Energy	1,039	67,338
Exelon Corp.	3,855	168,926
FirstEnergy Corp.	1,933	81,070
NextEra Energy, Inc.	6,338	447,716
PG&E Corp.	6,980	117,822
PPL Corp.	2,501	86,910
Southern Co. (The)(c)	3,523	317,070
Xcel Energy, Inc.	1,661	116,436
		2,456,225
Electrical Components & Equipment–0.49%
AMETEK, Inc.	666	119,041
Eaton Corp. PLC	1,125	360,225
Emerson Electric Co.	1,652	197,215
Rockwell Automation, Inc.	307	96,874
Vertiv Holdings Co., Class A	1,303	140,633
		913,988
Electronic Components–0.24%
Amphenol Corp., Class A	3,741	336,428
Corning, Inc.	2,455	121,744
		458,172
Electronic Equipment & Instruments–0.04%
Keysight Technologies, Inc.(b)(c)	489	76,793
Electronic Manufacturing Services–0.08%
TE Connectivity PLC (Switzerland)	988	158,149
Environmental & Facilities Services–0.32%
Republic Services, Inc.	598	153,859
Waste Connections, Inc.	750	147,818
Waste Management, Inc.	1,264	304,586
		606,263
Fertilizers & Agricultural Chemicals–0.08%
Corteva, Inc.	2,050	145,140
Financial Exchanges & Data–0.88%
CME Group, Inc., Class A	1,095	316,455
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Financial Exchanges & Data–(continued)
Coinbase Global, Inc., Class A(b)(c)	510	$125,776
Intercontinental Exchange, Inc.	1,616	290,557
Moody’s Corp.	519	248,767
MSCI, Inc.	206	116,188
Nasdaq, Inc.	1,224	102,253
S&P Global, Inc.	876	449,266
		1,649,262
Food Distributors–0.06%
Sysco Corp.	1,437	104,901
Food Retail–0.08%
Kroger Co. (The)	2,121	144,716
Footwear–0.12%
NIKE, Inc., Class B	3,597	217,942
Gold–0.10%
Newmont Corp.	3,555	187,420
Health Care Distributors–0.27%
Cardinal Health, Inc.	655	101,158
Cencora, Inc.	485	141,252
McKesson Corp.	375	269,816
		512,226
Health Care Equipment–1.79%
Abbott Laboratories	4,788	639,581
Baxter International, Inc.	1,382	42,151
Becton, Dickinson and Co.	873	150,671
Boston Scientific Corp.(b)	5,119	538,826
DexCom, Inc.(b)	1,049	90,004
Edwards Lifesciences Corp.(b)	1,530	119,677
GE HealthCare Technologies, Inc.	1,336	94,241
IDEXX Laboratories, Inc.(b)	218	111,912
Intuitive Surgical, Inc.(b)	1,120	618,621
Medtronic PLC	3,970	329,431
ResMed, Inc.(c)	501	122,640
STERIS PLC	267	65,471
Stryker Corp.	969	370,778
Zimmer Biomet Holdings, Inc.	645	59,450
		3,353,454
Health Care Facilities–0.15%
HCA Healthcare, Inc.	715	272,694
Health Care REITs–0.22%
Alexandria Real Estate Equities, Inc.(c)	580	40,710
Ventas, Inc.	1,381	88,771
Welltower, Inc.	1,892	291,898
		421,379
Health Care Services–0.31%
Cigna Group (The)	820	259,645
CVS Health Corp.	4,072	260,771
Labcorp Holdings, Inc.	264	65,728
		586,144
Health Care Supplies–0.02%
Align Technology, Inc.(b)	188	34,017
Shares		Value
Health Care Technology–0.06%
Veeva Systems, Inc., Class A(b)	403	$112,719
Heavy Electrical Equipment–0.18%
GE Vernova, Inc.	720	340,546
Home Improvement Retail–0.79%
Home Depot, Inc. (The)	2,873	1,058,097
Lowe’s Cos., Inc.	1,844	416,246
		1,474,343
Homebuilding–0.11%
D.R. Horton, Inc.	1,023	120,776
Lennar Corp., Class A	879	93,244
		214,020
Hotels, Resorts & Cruise Lines–0.70%
Airbnb, Inc., Class A(b)	1,220	157,380
Booking Holdings, Inc.	100	551,893
Hilton Worldwide Holdings, Inc.	709	176,144
Marriott International, Inc., Class A	658	173,600
Royal Caribbean Cruises Ltd.	987	253,629
		1,312,646
Household Products–0.86%
Church & Dwight Co., Inc.	668	65,671
Colgate-Palmolive Co.	2,702	251,124
Kimberly-Clark Corp.	984	141,460
Procter & Gamble Co. (The)	6,779	1,151,684
		1,609,939
Human Resource & Employment Services–0.28%
Automatic Data Processing, Inc.	1,209	393,566
Paychex, Inc.(c)	872	137,697
		531,263
Industrial Conglomerates–0.36%
3M Co.	1,797	266,585
Honeywell International, Inc.	1,821	412,766
		679,351
Industrial Gases–0.45%
Air Products and Chemicals, Inc.	633	176,550
Linde PLC	1,416	662,093
		838,643
Industrial Machinery & Supplies & Components–0.47%
Dover Corp.	437	77,677
Fortive Corp.	1,083	76,016
Illinois Tool Works, Inc.	851	208,563
Ingersoll Rand, Inc.	1,095	89,396
Otis Worldwide Corp.	1,147	109,366
Parker-Hannifin Corp.	350	232,645
Xylem, Inc.	656	82,682
		876,345
Industrial REITs–0.15%
Prologis, Inc.	2,671	290,071
Insurance Brokers–0.50%
Aon PLC, Class A	576	214,318
Arthur J. Gallagher & Co.	736	255,716
Marsh & McLennan Cos., Inc.	1,514	353,761
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Insurance Brokers–(continued)
Willis Towers Watson PLC	332	$105,095
		928,890
Integrated Oil & Gas–1.04%
Chevron Corp.	4,858	664,088
Exxon Mobil Corp.	11,370	1,163,151
Occidental Petroleum Corp.	2,988	121,851
		1,949,090
Integrated Telecommunication Services–0.82%
AT&T, Inc.	29,365	816,347
Verizon Communications, Inc.	16,294	716,284
		1,532,631
Interactive Home Entertainment–0.13%
Electronic Arts, Inc.	820	117,899
Roblox Corp., Class A(b)	1,406	122,294
		240,193
Interactive Media & Services–5.18%
Alphabet, Inc., Class A	31,166	5,352,449
Meta Platforms, Inc., Class A	6,717	4,349,190
		9,701,639
Internet Services & Infrastructure–0.09%
Snowflake, Inc., Class A(b)	803	165,153
Investment Banking & Brokerage–0.77%
Charles Schwab Corp. (The)	4,453	393,378
Goldman Sachs Group, Inc. (The)	964	578,834
Morgan Stanley	3,628	464,493
		1,436,705
IT Consulting & Other Services–0.86%
Accenture PLC, Class A (Ireland)	1,773	561,722
Cognizant Technology Solutions Corp., Class A	1,636	132,500
Gartner, Inc.(b)	213	92,957
International Business Machines Corp.	3,168	820,702
		1,607,881
Life & Health Insurance–0.27%
Aflac, Inc.	1,519	157,277
MetLife, Inc.	2,255	177,198
Principal Financial Group, Inc.	665	51,797
Prudential Financial, Inc.	1,152	119,681
		505,953
Life Sciences Tools & Services–0.62%
Agilent Technologies, Inc.	816	91,327
Danaher Corp.	1,852	351,695
Illumina, Inc.(b)(c)	454	37,337
IQVIA Holdings, Inc.(b)	515	72,270
Mettler-Toledo International, Inc.(b)	61	70,487
Thermo Fisher Scientific, Inc.	1,086	437,462
Waters Corp.(b)	161	56,228
West Pharmaceutical Services, Inc.(c)	196	41,326
		1,158,132
Managed Health Care–0.63%
Centene Corp.(b)	1,545	87,200
Shares		Value
Managed Health Care–(continued)
Elevance Health, Inc.	658	$252,567
Humana, Inc.	328	76,466
UnitedHealth Group, Inc.(c)	2,548	769,267
		1,185,500
Metal, Glass & Plastic Containers–0.02%
Ball Corp.	766	41,042
Movies & Entertainment–1.10%
Liberty Media Corp.-Liberty Formula One(b)(c)	1,138	109,851
Netflix, Inc.(b)	1,115	1,346,061
Walt Disney Co. (The)	4,716	533,097
Warner Bros. Discovery, Inc.(b)	7,291	72,691
		2,061,700
Multi-Family Residential REITs–0.10%
AvalonBay Communities, Inc.	468	96,768
Equity Residential(c)	1,270	89,078
		185,846
Multi-line Insurance–0.08%
American International Group, Inc.	1,839	155,653
Multi-Sector Holdings–1.47%
Berkshire Hathaway, Inc., Class B(b)	5,471	2,757,165
Multi-Utilities–0.49%
Ameren Corp.	859	83,220
CMS Energy Corp.	967	67,912
Consolidated Edison, Inc.	1,190	124,343
Dominion Energy, Inc.	2,424	137,368
DTE Energy Co.	716	97,841
Public Service Enterprise Group, Inc.	1,751	141,884
Sempra	1,898	149,164
WEC Energy Group, Inc.	1,124	120,763
		922,495
Oil & Gas Equipment & Services–0.15%
Baker Hughes Co., Class A	2,829	104,814
Halliburton Co.	2,796	54,774
Schlumberger N.V.	3,444	113,824
		273,412
Oil & Gas Exploration & Production–0.42%
ConocoPhillips	3,527	301,030
Coterra Energy, Inc.	2,174	52,850
Devon Energy Corp.	1,947	58,916
Diamondback Energy, Inc.	548	73,733
EOG Resources, Inc.	1,685	182,940
Hess Corp.	835	110,379
		779,848
Oil & Gas Refining & Marketing–0.21%
Marathon Petroleum Corp.	929	149,328
Phillips 66	1,033	117,225
Valero Energy Corp.	1,023	131,936
		398,489
Oil & Gas Storage & Transportation–0.36%
Cheniere Energy, Inc.	634	150,252
Kinder Morgan, Inc.	5,882	164,931
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Oil & Gas Storage & Transportation–(continued)
ONEOK, Inc.	1,712	$138,398
Williams Cos., Inc. (The)	3,723	225,279
		678,860
Other Specialized REITs–0.07%
Millrose Properties, Inc.(b)(c)	119	3,316
VICI Properties, Inc.(c)	4,036	127,982
		131,298
Other Specialty Retail–0.04%
Ulta Beauty, Inc.(b)	152	71,662
Packaged Foods & Meats–0.41%
General Mills, Inc.	1,884	102,226
Hershey Co. (The)(c)	475	76,328
Hormel Foods Corp.	1,651	50,653
Kellanova	880	72,714
Kraft Heinz Co. (The)	3,839	102,616
McCormick & Co., Inc.	728	52,947
Mondelez International, Inc., Class A	3,797	256,260
Tyson Foods, Inc., Class A	866	48,635
		762,379
Passenger Airlines–0.01%
Delta Air Lines, Inc.	538	26,034
Passenger Ground Transportation–0.25%
Uber Technologies, Inc.(b)	5,665	476,766
Personal Care Products–0.09%
Estee Lauder Cos., Inc. (The), Class A	686	45,921
Kenvue, Inc.	4,842	115,578
		161,499
Pharmaceuticals–2.43%
Bristol-Myers Squibb Co.	6,605	318,890
Eli Lilly and Co.	2,336	1,723,197
Johnson & Johnson	8,501	1,319,440
Merck & Co., Inc.	7,899	606,959
Pfizer, Inc.	16,350	384,062
Zoetis, Inc.	1,237	208,595
		4,561,143
Property & Casualty Insurance–0.86%
Allstate Corp. (The)	835	175,242
Arch Capital Group Ltd.	1,232	117,089
Chubb Ltd.	1,307	388,441
Hartford Insurance Group, Inc. (The)	1,021	132,567
Markel Group, Inc.(b)	42	81,551
Progressive Corp. (The)	1,826	520,282
Travelers Cos., Inc. (The)	729	200,985
		1,616,157
Rail Transportation–0.38%
CSX Corp.	5,734	181,137
Norfolk Southern Corp.(c)	579	143,082
Union Pacific Corp.	1,769	392,117
		716,336
Real Estate Services–0.11%
CBRE Group, Inc., Class A(b)	975	121,894
Shares		Value
Real Estate Services–(continued)
CoStar Group, Inc.(b)	1,101	$80,990
		202,884
Regional Banks–0.16%
M&T Bank Corp.	516	94,242
Regions Financial Corp.	2,793	59,882
Truist Financial Corp.	3,456	136,512
		290,636
Research & Consulting Services–0.12%
Equifax, Inc.	336	88,768
Verisk Analytics, Inc.	437	137,279
		226,047
Restaurants–0.75%
Chipotle Mexican Grill, Inc.(b)(c)	3,510	175,781
DoorDash, Inc., Class A(b)	923	192,584
McDonald’s Corp.	2,138	671,011
Starbucks Corp.	2,959	248,408
Yum! Brands, Inc.	856	123,213
		1,410,997
Retail REITs–0.16%
Realty Income Corp.	2,775	157,121
Simon Property Group, Inc.	901	146,926
		304,047
Self-Storage REITs–0.13%
Extra Space Storage, Inc.	629	95,073
Public Storage	500	154,205
		249,278
Semiconductor Materials & Equipment–0.53%
Applied Materials, Inc.	2,470	387,172
KLA Corp.	368	278,532
Lam Research Corp.	4,104	331,562
		997,266
Semiconductors–7.84%
Advanced Micro Devices, Inc.(b)	4,204	465,509
Analog Devices, Inc.	1,462	312,839
Broadcom, Inc.	13,214	3,198,713
GLOBALFOUNDRIES, Inc.(b)	286	10,239
Intel Corp.	11,296	220,837
Marvell Technology, Inc.	2,315	139,340
Microchip Technology, Inc.	1,501	87,118
Micron Technology, Inc.	3,158	298,304
Monolithic Power Systems, Inc.	139	92,004
NVIDIA Corp.	65,175	8,807,098
ON Semiconductor Corp.(b)	1,289	54,164
QUALCOMM, Inc.	3,399	493,535
Texas Instruments, Inc.	2,789	509,968
		14,689,668
Soft Drinks & Non-alcoholic Beverages–0.90%
Coca-Cola Co. (The)	12,561	905,648
Keurig Dr Pepper, Inc.	3,509	118,148
Monster Beverage Corp.(b)	2,056	131,481
PepsiCo, Inc.	4,034	530,270
		1,685,547
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Specialty Chemicals–0.37%
DuPont de Nemours, Inc.	1,468	$98,063
Ecolab, Inc.	760	201,871
International Flavors & Fragrances, Inc.	684	52,367
PPG Industries, Inc.	659	73,017
Sherwin-Williams Co. (The)	732	262,649
		687,967
Steel–0.04%
Nucor Corp.	767	83,879
Systems Software–6.18%
CrowdStrike Holdings, Inc., Class A(b)	589	277,637
Fortinet, Inc.(b)	1,775	180,660
Microsoft Corp.	20,371	9,377,994
Oracle Corp.	4,965	821,856
Palo Alto Networks, Inc.(b)	1,709	328,846
ServiceNow, Inc.(b)	583	589,465
		11,576,458
Technology Distributors–0.04%
CDW Corp.	433	78,096
Technology Hardware, Storage & Peripherals–4.82%
Apple, Inc.	42,968	8,630,123
Dell Technologies, Inc., Class C	954	106,151
Hewlett Packard Enterprise Co.	5,156	89,096
HP, Inc.	3,078	76,642
NetApp, Inc.	692	68,619
Super Micro Computer, Inc.(b)(c)	1,383	55,348
		9,025,979
Telecom Tower REITs–0.26%
American Tower Corp.	1,343	288,275
Crown Castle, Inc.	1,183	118,714
SBA Communications Corp., Class A	355	82,321
		489,310
Timber REITs–0.03%
Weyerhaeuser Co.	2,230	57,779
Tobacco–0.62%
Altria Group, Inc.	5,703	345,659
Philip Morris International, Inc.	4,485	809,946
		1,155,605
Trading Companies & Distributors–0.28%
Fastenal Co.	3,305	136,629
Ferguson Enterprises, Inc.	537	97,916
United Rentals, Inc.	203	143,801
W.W. Grainger, Inc.	134	145,733
		524,079
Transaction & Payment Processing Services–2.38%
Block, Inc., Class A(b)(c)	1,482	91,513
Corpay, Inc.(b)	232	75,426
Fidelity National Information Services, Inc.	1,709	136,053
Fiserv, Inc.(b)	1,726	280,976
Global Payments, Inc.	951	71,905
Mastercard, Inc., Class A	2,851	1,669,546
PayPal Holdings, Inc.(b)	3,573	251,110
Shares		Value
Transaction & Payment Processing Services–(continued)
Visa, Inc., Class A	5,131	$1,873,790
		4,450,319
Water Utilities–0.04%
American Water Works Co., Inc.	559	79,920
Wireless Telecommunication Services–0.24%
T-Mobile US, Inc.	1,833	443,953
Total Common Stocks & Other Equity Interests (Cost $102,324,606)		142,829,885
Principal Amount
Equity Linked Notes–5.17%
Diversified Banks–4.13%
Barclays Bank PLC (S&P 500 Index) (United Kingdom), 125.00%, 06/18/2025(d)	$204,000	205,364
Citigroup, Inc. (S&P 500 Index),
99.43%, 06/04/2025(d)	464,000	463,369
120.38%, 06/05/2025(d)	611,000	581,289
115.51%, 06/11/2025(d)	454,000	431,020
153.30%, 06/20/2025(d)	674,000	692,291
117.62%, 07/02/2025(d)	413,000	413,000
Royal Bank of Canada (S&P 500 Index) (Canada),
138.44%, 06/12/2025(d)	1,542,000	1,563,361
101.92%, 06/25/2025(d)	1,094,000	1,109,722
Societe Generale (S&P 500 Index) (France),
122.91%, 06/24/2025(d)	841,000	851,369
136.20%, 06/26/2025(d)	777,000	786,641
Toronto-Dominion Bank (The) (S&P 500 Index) (Canada), 106.50%, 06/02/2025	699,000	646,330
		7,743,756
Diversified Capital Markets–1.04%
UBS Group AG (S&P 500 Index) (Switzerland),
110.26%, 06/09/2025(d)	585,000	556,806
119.00%, 06/16/2025(d)	668,000	680,072
121.75%, 06/30/2025(d)	699,000	706,916
		1,943,794
Total Equity Linked Notes (Cost $9,725,000)		9,687,550
Shares
Money Market Funds–19.96%
Invesco Government & Agency Portfolio, Institutional Class, 4.24%(e)(f)	13,152,783	13,152,783
Invesco Treasury Portfolio, Institutional Class, 4.22%(e)(f)	24,253,433	24,253,433
Total Money Market Funds (Cost $37,406,216)		37,406,216
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-101.36% (Cost $149,455,822)		189,923,651
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds–1.97%
Invesco Private Government Fund, 4.29%(e)(f)(g)	1,022,020	1,022,020
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Shares		Value
Money Market Funds–(continued)
Invesco Private Prime Fund, 4.45%(e)(f)(g)	2,659,218	$2,659,750
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,681,770)		3,681,770
TOTAL INVESTMENTS IN SECURITIES–103.33% (Cost $153,137,592)		193,605,421
OTHER ASSETS LESS LIABILITIES—(3.33)%		(6,235,764)
NET ASSETS–100.00%		$187,369,657
Investment Abbreviations:
ADR	– American Depositary Receipt
REIT	– Real Estate Investment Trust
Notes to Schedule of Investments:
(a)
Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.

(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2025.
(d)
Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at
May 31, 2025 was $9,041,220, which represented 4.83% of the Fund’s Net Assets.

(e)
Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2025.

	Value August 31, 2024	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value May 31, 2025	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$14,402,682	$18,949,630	$(20,199,529)	$-	$-	$13,152,783	$430,829
Invesco Treasury Portfolio, Institutional Class	26,574,675	35,192,171	(37,513,413)	-	-	24,253,433	786,975
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	557,137	21,799,425	(21,334,542)	-	-	1,022,020	29,991*
Invesco Private Prime Fund	1,451,384	47,563,712	(46,354,925)	(69)	(352)	2,659,750	80,961*
Total	$42,985,878	$123,504,938	$(125,402,409)	$(69)	$(352)	$41,087,986	$1,328,756

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2025.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Income Advantage U.S. Fund

Notes to Quarterly Schedule of Portfolio Holdings
May 31, 2025
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others. When market movements occur after the close of the relevant foreign securities markets, foreign securities may be fair valued utilizing an independent pricing service.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2025. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks & Other Equity Interests	$142,829,885	$—	$—	$142,829,885
Equity Linked Notes	—	9,687,550	—	9,687,550
Money Market Funds	37,406,216	3,681,770	—	41,087,986
Total Investments	$180,236,101	$13,369,320	$—	$193,605,421
Invesco Income Advantage U.S. Fund